Investment Objectives and Goals - MFS Lifetime 2070 Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2070 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.